Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Feb. 24, 2018	Dec. 03, 2017	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Deferred tax assets:
Compensation and benefits	$ 122.3		$ 190.6
Net operating loss	160.5		213.8
Pension & postretirement benefits	194.7		341.4
Reserves	6.3		53.9
Self-Insurance	265.1		350.6
Tax credits	57.4		48.3
Other	59.3		43.0
Gross deferred tax assets	865.6		1,241.6
Less: valuation allowance	(134.9)		(387.6)	$ (286.8)	$ (90.4)
Total deferred tax assets	730.7		854.0
Deferred tax liabilities:
Debt discounts	73.7		86.3
Depreciation and amortization	903.5		1,617.6
Inventories	322.9		477.2
Investment in foreign operations	0.0		130.4
Other	10.5		22.3
Total deferred tax liabilities	1,310.6		2,333.8
Net deferred tax liability	(579.9)	$ (46.7)	(1,479.8)
Noncurrent deferred tax asset	0.0		0.0
Noncurrent deferred tax liability	(579.9)		(1,479.8)
Total	$ (579.9)		$ (1,479.8)